Acquisitions (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2023
Acquisitions [Line Items]
Percentage of acquired	90.00%
Agreed to pay cash (in Euro)			€ 600,000
Percentage of income amount	15.00%
Fair value of the contingent consideration (in Euro)			742,000
Estimates based on a discount rate		25.00%
Estimates sales terms		9 years
Intangible asset (in Euro)		€ 837,147
FKAP [Member]
Acquisitions [Line Items]
Percentage of acquired	90.00%
Agreed to pay cash (in Euro)	€ 600,000
Percentage of income amount	15.00%
Fair value of the contingent consideration (in Euro)		€ 120,000	€ 181,000
UYBA [Member]
Acquisitions [Line Items]
Percentage of acquired		51.00%		51.00%
Agreed to pay cash (in Euro)		€ 840,500
Intangible asset (in Euro)		€ 837,147